                               ING INVESTORS TRUST

                           ING PIONEER FUND PORTFOLIO
               ING PIONEER MID CAP VALUE PORTFOLIO ("PORTFOLIOS")

                       Supplement Dated September 23, 2005
  to the Adviser Class, Institutional Class, Service Class, and Service 2 Class
                        Prospectuses Dated April 29, 2005

     Effective September 23, 2005, the management fee for ING Pioneer Mid Cap Value Portfolio has been reduced and an expense limitation agreement for ING Pioneer Fund Portfolio and ING Pioneer Mid Cap Value Portfolio has been implemented. The Prospectuses for the Adviser Class, Institutional Class, Service Class, and Service 2 Class are hereby revised as follows:

ADVISER CLASS PROSPECTUS ("ADV CLASS")

     1. The information relating to the Portfolios in the table entitled "ADV Class Shares Annual Portfolio Operating Expenses" within the "Portfolio Fees and Expenses" section found on page 61 of the Adviser Class Prospectus is deleted and replaced with the following:

                                                                                                WAIVERS,
                                 DISTRIBUTION                     OTHER          TOTAL      REIMBURSEMENTS,        TOTAL NET
                   MANAGEMENT     (12b-1) FEE    SHAREHOLDER    EXPENSES       OPERATING         AND               OPERATING
                       FEE            (2)        SERVICE FEE       (3)          EXPENSES    RECOUPMENTS (2)        EXPENSES
----------------------------------------------------------------------------------------------------------------------------
ING Pioneer Fund         0.75%           0.50%          0.25%       0.01%(7)        1.51%      (0.20)%(8)             1.31%
Portfolio

ING Pioneer Mid          0.64%           0.50%          0.25%       0.01%(7)        1.40%      (0.15)%(8)             1.25%
Cap Value
Portfolio

     2. The following sentence is added to the end of footnote (1) of the table entitled "ADV Class Shares Annual Portfolio Operating Expenses" on page 61 of the Adviser Class Prospectus.

          Effective September 23, 2005, the management fee structure for ING Pioneer Mid Cap Value Portfolio has been revised.

     3. Footnote (8) of the table entitled "ADV Class Shares Annual Portfolio Operating Expenses" found within the "Portfolio Fees and Expenses" section on page 62 of the Adviser Class Prospectus is revised to read as follows:

          (8) Directed Services, Inc. ("DSI"), the Adviser, has entered into a written expense limitation agreement with respect to ING JPMorgan Value Opportunities Portfolio, ING Marsico International Opportunities Portfolio, ING MFS Utilities Portfolio, and ING Pioneer Mid Cap Value Portfolio under which it will limit expenses of these Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements, and Recoupments." This amount also includes the 0.15% distribution (12b-1) fee waiver which footnote (2) explains in more detail. For ING MFS Utilities Portfolio, the expense limitation agreement will continue through at least May 1, 2006. For ING JPMorgan Value Opportunities Portfolio, ING Marsico International Opportunities Portfolio, and ING Pioneer Mid Cap Value Portfolio, the expense limitation agreement will continue through at least September 23, 2007. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSI provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement. Pursuant to a side agreement effective September 23, 2005, DSI has effected an expense limit for ING Pioneer Fund Portfolio through

          September 23, 2007. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if DSI elects to renew it.

     4. The information relating to the Portfolios in the table entitled "Example" in the "Portfolio Fees and Expenses" section on page 62 of the Adviser Class Prospectus is deleted and replaced with the following:

                                1 YEAR     3 YEARS    5 YEARS   10 YEARS
            ------------------------------------------------------------
            ING Pioneer Fund   $   133    $    458   $    805   $  1,784
            Portfolio

            ING Pioneer Mid    $   127    $    428   $    752   $  1,667
            Cap Value
            Portfolio

INSTITUTIONAL CLASS PROSPECTUS ("CLASS I")

     1. The information relating to the Portfolios in the table entitled "Class I Shares Annual Portfolio Operating Expenses" in the "Portfolio Fees and Expenses" section on page 71 of the Institutional Class Prospectus is deleted and replaced with the following:

                                                  OTHER          TOTAL          WAIVERS,           TOTAL NET
                   MANAGEMENT    DISTRIBUTION   EXPENSES       OPERATING    REIMBURSEMENTS,        OPERATING
                       FEE        (12b-1) FEE      (2)          EXPENSES    AND RECOUPMENTS         EXPENSES
------------------------------------------------------------------------------------------------------------
ING Pioneer Fund         0.75%             --       0.01%(6)        0.76%             (0.05)%(7)        0.71%
Portfolio

ING Pioneer Mid          0.64%             --       0.01%(6)        0.65%                --(7)          0.65%
Cap Value
Portfolio

     2. The following sentence is added to the end of footnote (1) of the table entitled "Class I Shares Annual Portfolio Operating Expenses" on page 71 of the Institutional Class Prospectus.

          Effective September 23, 2005, the management fee structure for ING Pioneer Mid Cap Value Portfolio has been revised.

     3. Footnote (7) of the "Class I Shares Annual Portfolio Operating Expenses" table found in the "Portfolio Fees and Expenses" section on page 72 of the Institutional Class Prospectus is revised to read as follows:

          (7) Directed Services, Inc. ("DSI"), the Adviser, has entered into a written expense limitation agreement with respect to ING JPMorgan Value Opportunities Portfolio, ING Marsico International Opportunities Portfolio, ING MFS Utilities Portfolio, and ING Pioneer Mid Cap Value Portfolio, under which it will limit expenses of these Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements, and Recoupments." For ING MFS Utilities Portfolio, the expense limitation agreement will continue through at least May 1, 2006. For ING JPMorgan Value Opportunities Portfolio, ING Marsico International Opportunities Portfolio, and ING Pioneer Mid Cap Value Portfolio, the expense limitation agreement will continue through at least September 23, 2007. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSI provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement. Pursuant to a side agreement effective September 23, 2005, DSI has effected an expense limit for ING Pioneer Fund Portfolio through September 23, 2007. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if DSI elects to renew it.

     4. The information relating to the Portfolios in the table entitled "Example" in the "Portfolio Fees and Expenses" section on page 72 of the Institutional Class Prospectus is deleted and replaced with the following:

                                1 YEAR     3 YEARS    5 YEARS   10 YEARS
            ------------------------------------------------------------
            ING Pioneer Fund   $    73    $    238   $    417   $    938
            Portfolio

            ING Pioneer Mid    $    66    $    208   $    362   $    810
            Cap Value
            Portfolio

SERVICE CLASS PROSPECTUS

     1. The information relating to the Portfolios in the table entitled "Class S Shares Annual Portfolio Operating Expenses" in the "Portfolio Fees and Expenses" section on page 63 of the Service Class Prospectus is deleted and replaced with the following:

                                                                                               WAIVERS,
                                                                                TOTAL      REIMBURSEMENTS,        TOTAL NET
                   MANAGEMENT    DISTRIBUTION   SHAREHOLDER      OTHER        OPERATING          AND              OPERATING
                       FEE        (12b-1) FEE   SERVICE FEE    EXPENSES(2)     EXPENSES      RECOUPMENTS           EXPENSES
----------------------------------------------------------------------------------------------------------------------------
ING Pioneer Fund         0.75%             --          0.25%       0.01%(6)        1.01%             (0.05)%(7)        0.96%
Portfolio

ING Pioneer Mid          0.64%             --          0.25%       0.01%(6)        0.90%                --(7)          0.90%
Cap Value
Portfolio

     2. The following sentence is added to the end of footnote (1) of the table under the heading "Class S Shares Annual Portfolio Operating Expenses" on page 63 of the Service Class Prospectus.

          Effective September 23, 2005, the management fee structure for ING Pioneer Mid Cap Value Portfolio has been revised.

     3. Footnote (7) of the "Class S Shares Annual Portfolio Operating Expenses" table in the "Portfolio Fees and Expenses" section on page 64 of the Service Class Prospectus is revised to read as follows:

          (7) Directed Services, Inc. ("DSI"), the Adviser, has entered into a written expense limitation agreement with respect to ING JPMorgan Value Opportunities Portfolio, ING Marsico International Opportunities Portfolio, ING MFS Utilities Portfolio, and ING Pioneer Mid Cap Value Portfolio under which it will limit expenses of these Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements, and Recoupments." For ING MFS Utilities Portfolio, the expense limitation agreement will continue through at least May 1, 2006. For ING JPMorgan Value Opportunities Portfolio, ING Marsico International Opportunities Portfolio, and ING Pioneer Mid Cap Value Portfolio, the expense limitation agreement will continue through at least September 23, 2007. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSI provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement. Pursuant to a side agreement effective September 23, 2005, DSI has effected an expense limit for ING Pioneer Fund Portfolio through September 23, 2007. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if DSI elects to renew it.

     4. The information relating to the Portfolios in the table entitled "Example" in the "Portfolio Fees and Expenses" section on page 64 of the Service Class Prospectus is deleted and replaced with the following:

                                1 YEAR     3 YEARS    5 YEARS   10 YEARS
            ------------------------------------------------------------
            ING Pioneer Fund   $    98    $    317   $    553   $  1,232
            Portfolio

            ING Pioneer Mid    $    92    $    287   $    498   $  1,108
            Cap Value
            Portfolio

SERVICE 2 CLASS PROSPECTUS

     1. The information relating to the Portfolios in the table entitled "Service 2 Shares Annual Portfolio Operating Expenses" in the "Portfolios Fees and Expenses" section on page 64 of the Service 2 Class Prospectus is deleted and replaced with the following:

                                                                                                WAIVERS,
                                 DISTRIBUTION                     OTHER          TOTAL      REIMBURSEMENTS,        TOTAL NET
                   MANAGEMENT     (12b-1) FEE    SHAREHOLDER    EXPENSES       OPERATING    AND RECOUPMENTS        OPERATING
                       FEE            (2)        SERVICE FEE       (3)          EXPENSES          (2)               EXPENSES
----------------------------------------------------------------------------------------------------------------------------
ING Pioneer Fund         0.75%           0.25%          0.25%       0.01%(7)        1.26%             (0.15)%(8)        1.11%
Portfolio

ING Pioneer Mid          0.64%           0.25%          0.25%       0.01%(7)        1.15%             (0.10)%(8)        1.05%
Cap Value
Portfolio

     2. The following sentence is added to the end of footnote (1) of the table under the heading "Service 2 Shares Annual Portfolio Operating Expenses" on page 64 of the Service 2 Class Prospectus.

          Effective September 23, 2005, the management fee structure for ING Pioneer Mid Cap Value Portfolio has been revised.

     3. Footnote (8) of the "Service 2 Class Shares Annual Portfolio Operating Expenses" table on page 65 of the Service 2 Class Prospectus is revised to read as follows:

          (8) Directed Services, Inc. ("DSI"), the Adviser, has entered into a written expense limitation agreement with respect to ING JPMorgan Value Opportunities Portfolio, ING Marsico International Opportunities Portfolio, ING MFS Utilities Portfolio, and ING Pioneer Mid Cap Value Portfolio under which it will limit expenses of these Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements, and Recoupments." This amount also includes the 0.10% distribution (12b-1) fee waiver which footnote (2) explains in more detail. For ING MFS Utilities Portfolio, the expense limitation agreement will continue through at least May 1, 2006. For ING JPMorgan Value Opportunities Portfolio, ING Marsico International Opportunities Portfolio, and ING Pioneer Mid Cap Value Portfolio, the expense limitation agreement will continue through at least September 23, 2007. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSI provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement. Pursuant to a side agreement effective September 23, 2005, DSI has effected an expense limit for ING Pioneer Fund Portfolio through September 23, 2007. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if DSI elects to renew it.

     4. The information relating to the Portfolios in the table entitled "Example" in the "Portfolio Fees and Expenses" section found on page 65 of the Service 2 Class Prospectus is deleted and replaced with the following:

                                1 YEAR     3 YEARS    5 YEARS   10 YEARS
            ------------------------------------------------------------
            ING Pioneer Fund   $   113    $    385   $    677   $  1,509
            Portfolio

            ING Pioneer Mid    $   107    $    355   $    623   $  1,389
            Cap Value
            Portfolio

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                               ING INVESTORS TRUST

                          ING EVERGREEN OMEGA PORTFOLIO
                   ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
                ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
                           ING MFS UTILITIES PORTFOLIO
                       ING PIONEER MID CAP VALUE PORTFOLIO
                    ING PIONEER FUND PORTFOLIO ("PORTFOLIOS")

                       Supplement Dated September 23, 2005
                              To the Adviser Class
                   Statement of Additional Information ("SAI")
                              Dated April 29, 2005

     Effective September 23, 2005, Directed Services, Inc., the Portfolios' investment adviser, has lowered the management fee (also known as unified fee) for all of the Portfolios except ING Pioneer Fund Portfolio. In addition, effective September 23, 2005, the portfolio management fee for ING Pioneer Mid Cap Value Portfolio has been lowered and Directed Services, Inc. has implemented expense limits for ING Pioneer Fund Portfolio and ING Pioneer Mid Cap Value Portfolio's Institutional Class, Service Class, and Service 2 Class shares. The SAI is hereby amended as follows:

1. For the following Portfolios, the information relating to the management fees in the table under the heading "Management Agreement" beginning on page 99 of the SAI is deleted and replaced with the following:

      PORTFOLIO                         RATE
                                        0.60% of the first $750 million of assets;
                                        0.55% of the next $750 million of assets;
                                        0.50% of the next $5 billion of assets;
      ING Evergreen Omega Portfolio     0.475% of the next $5 billion of assets;
                                        0.455% of the next $5 billion of assets;
                                        0.44% of the next $5 billion of assets; and
                                        0.43% of the assets over $21.5 billion

                                        0.40% of the first $21 billion of assets;
      ING JPMorgan Value                0.39% of the next $5 billion of assets; and
      Opportunities Portfolio           0.38% of the assets over $26 billion

      ING Marsico International         0.54% of the first $21 billion of assets; and
      Opportunities Portfolio           0.53% of the assets over $21 billion

                                        0.60% of the first $1 billion of assets;
                                        0.55% of the next $500 million of assets;
                                        0.50% of the next $5 billion of assets;
      ING MFS Utilities Portfolio       0.47% of the next $5 billion of assets;
                                        0.45% of the next $5 billion of assets;
                                        0.44% of the next $5 billion of assets; and
                                        0.43% of the assets over $21.5 billion

      ING Pioneer Mid Cap Value         0.64% of all assets
      Portfolio

2. The information relating to ING Pioneer Mid Cap Value Portfolio in the table under the heading "Portfolio Managers" beginning on page 102 of the SAI is deleted and replaced with the following:

            PORTFOLIO MANAGER                   PORTFOLIO            PORTFOLIO MANAGEMENT FEE
     ----------------------------------------------------------------------------------------
     Pioneer Investment Management,    ING Pioneer Mid Cap Value       0.35% of all assets
     Inc.                              Portfolio

3. The following expense limits for ING Pioneer Fund Portfolio and ING Pioneer Mid Cap Value Portfolio are added to the table under the heading "Expense Limitation Agreement" found on page 181 of the SAI:

                              PORTFOLIO                   ADV CLASS
               -----------------------------------------------------
               ING Pioneer Fund Portfolio                       1.31%
               ING Pioneer Mid Cap Value Portfolio              1.25%

4. The second paragraph of the "Expense Limitation Agreement" section found on page 181 of the SAI is revised to read:

     The expense limitation agreement provides that the expense limitation shall continue until May 1, 2006 for Goldman Sachs Tollkeeper(SM) and MFS Utilities. The expense limitations for FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and Pioneer Mid Cap Value shall continue through September 23, 2007. These Portfolios' expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Manager provides written notice of termination of the agreement to a lead Independent Trustee of the Registrant within ninety (90) days prior to the end of the then-current term or upon termination of the Agreement. The expense limitation agreement may also be terminated by the Portfolio, without payment of any penalty, upon ninety (90) days' prior notice to the Manager at its principal place of business. Pursuant to a side agreement effective September 23, 2005, DSI has effected an expense limit for Pioneer Fund through September 23, 2007. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if DSI elects to renew it.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                               ING INVESTORS TRUST

                          ING EVERGREEN OMEGA PORTFOLIO
                   ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
                ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
                           ING MFS UTILITIES PORTFOLIO
                       ING PIONEER MID CAP VALUE PORTFOLIO
                    ING PIONEER FUND PORTFOLIO ("PORTFOLIOS")

                       Supplement Dated September 23, 2005
         To the Institutional Class, Service Class, and Service 2 Class
                   Statement of Additional Information ("SAI")
                              Dated April 29, 2005

     Effective September 23, 2005, Directed Services, Inc., the Portfolios' investment adviser, has lowered the management fee (also known as unified fee) for all of the Portfolios except ING Pioneer Fund Portfolio. In addition, effective September 23, 2005, the portfolio management fee for ING Pioneer Mid Cap Value Portfolio has been lowered and Directed Services, Inc. has implemented expense limits for ING Pioneer Fund Portfolio and ING Pioneer Mid Cap Value Portfolio's Institutional Class, Service Class, and Service 2 Class shares. The SAI is hereby amended as follows:

1. For the following Portfolios, the information relating to the management fees in the table under the heading "Management Agreement" beginning on page 118 of the SAI is deleted and replaced with the following:

      PORTFOLIO                         RATE
                                        0.60% of the first $750 million of assets;
                                        0.55% of the next $750 million of assets;
                                        0.50% of the next $5 billion of assets;
      ING Evergreen Omega Portfolio     0.475% of the next $5 billion of assets;
                                        0.455% of the next $5 billion of assets;
                                        0.44% of the next $5 billion of assets; and
                                        0.43% of the assets over $21.5 billion

                                        0.40% of the first $21 billion of assets;
      ING JPMorgan Value                0.39% of the next $5 billion of assets; and
      Opportunities Portfolio           0.38% of the assets over $26 billion

      ING Marsico International         0.54% of the first $21 billion of assets; and
      Opportunities Portfolio           0.53% of the assets over $21 billion

                                        0.60% of the first $1 billion of assets;
                                        0.55% of the next $500 million of assets;
                                        0.50% of the next $5 billion of assets;
      ING MFS Utilities Portfolio       0.47% of the next $5 billion of assets;
                                        0.45% of the next $5 billion of assets;
                                        0.44% of the next $5 billion of assets; and
                                        0.43% of the assets over $21.5 billion

      ING Pioneer Mid Cap Value         0.64% of all assets
      Portfolio

2. The information relating to ING Pioneer Mid Cap Value Portfolio in the table under the heading "Portfolio Managers" beginning on page 122 of the SAI is deleted and replaced with the following:

            PORTFOLIO MANAGER                   PORTFOLIO            PORTFOLIO MANAGEMENT FEE
     ----------------------------------------------------------------------------------------
     Pioneer Investment Management,    ING Pioneer Mid Cap Value       0.35% of all assets
     Inc.                              Portfolio

3. The following expense limits for ING Pioneer Fund Portfolio and ING Pioneer Mid Cap Value Portfolio are added to the table under the heading "Expense Limitation Agreement" found on page 204 of the SAI:

                          PORTFOLIO                        CLASS I      CLASS S     SERVICE 2
     ----------------------------------------------------------------------------------------
     ING Pioneer Fund Portfolio                                0.71%        0.96%        1.11%
     ING Pioneer Mid Cap Value Portfolio                       0.65%        0.90%        1.05%

4. The second paragraph of the "Expense Limitation Agreement" section found on page 204 of the SAI is revised to read:

     The expense limitation agreement provides that the expense limitation shall continue until May 1, 2006 for Goldman Sachs Tollkeeper(SM) and MFS Utilities. The expense limitations for FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and Pioneer Mid Cap Value shall continue through September 23, 2007. These Portfolios' expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Manager provides written notice of termination of the agreement to a lead Independent Trustee of the Registrant within ninety (90) days prior to the end of the then-current term or upon termination of the Agreement. The expense limitation agreement may also be terminated by the Portfolio, without payment of any penalty, upon ninety (90) days' prior notice to the Manager at its principal place of business. Pursuant to a side agreement effective September 23, 2005, DSI has effected an expense limit for Pioneer Fund through September 23, 2007. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if DSI elects to renew it.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                               ING INVESTORS TRUST

              ING JPMORGAN SMALL CAP EQUITY PORTFOLIO ("PORTFOLIO")

                       Supplement Dated September 23, 2005
  to the Adviser Class, Institutional Class, Service Class, and Service 2 Class
                        Prospectuses Dated April 29, 2005

     Effective September 23, 2005, Glenn Gawronski will serve as an additional portfolio manager to the Portfolio. To reflect Mr. Gawronski's investment style, the Portfolio's principal investment strategy and "More on the Portfolio Manager" sections are revised as follows:

1. The second and third paragraphs of the "Principal Investment Strategy" section on page 19 of the Adviser Class Prospectus, page 21 of the Institutional Class Prospectus, page 19 of the Service Class Prospectus, and page 18 of the Service 2 Class Prospectus are deleted and replaced with the following:

     The Portfolio Manager uses a multi-style approach under which the portfolio managers select assets for the Portfolio in complementary styles. One of the portfolio managers uses a more quantitative securities selection process and another emphasizes a bottom-up, fundamental approach. Each typically will manage approximately equal portions of the Portfolio's assets, although at times more of the Portfolio's assets may be allocated to either portfolio manager, depending on market conditions and cash flows into the Portfolio. New cash flows into the Portfolio will be allocated to the bottom-up, fundamental strategy until assets are managed by the portfolio managers in approximately equal portions.

     The quantitative portfolio managers narrow the universe of companies in which to invest through quantitative analysis that focuses on companies that appear attractive relative to other companies in the same economic sector. They base this analysis on both a number of quantitative factors, including valuation and improving fundamentals, as well as the fundamental stock and industry insights of the sector specific research and portfolio management teams. A portfolio manager then uses a disciplined, systematic portfolio construction process to overweight the stocks that are the most attractive and underweight those stocks that it believes are the least attractive while trying to minimize uncompensated risks relative to the benchmark.

     The portfolio manager focusing on fundamental stock selection attempts to identify companies for investment by the Portfolio that have a core competitive advantage and may be trading below their intrinsic value. The sector and stock weightings of the investments selected by this manager will vary from the weightings of the Russell 2000(R) Index only within limits established by the fundamental team.

2. The following biography for Glenn Gawronski is added to the end of the second paragraph of the "More on the Portfolio Manager" section as found on page 21 of the Adviser Class, page 23 of the Institutional Class, page 21 of the Service Class, and page 20 of the Service 2 Class Prospectuses:

     Glenn Gawronski, CFA     Mr. Gawronski is a portfolio manager in the U.S.
                              Small Cap Equity Group and has 8 years of
                              investment management experience. He has been
                              employed by J.P. Morgan or one of its affiliates
                              since 1999. Mr. Gawronski is a member of the
                              Certified Financial Adviser Institute and has
                              earned the CFA designation.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                               ING INVESTORS TRUST

              ING JPMORGAN SMALL CAP EQUITY PORTFOLIO ("PORTFOLIO")

                       Supplement Dated September 23, 2005
         to the Institutional Class, Service Class, and Service 2 Class
        Statement of Additional Information ("SAI") and Adviser Class SAI
                              Dated April 29, 2005

     Effective September 23, 2005, Glenn Gawronski will serve as an additional portfolio manager to the Portfolio. As such, the "Other Managed Accounts" and "Portfolio Manager Ownership of Securities" information listed for "ING JPMorgan Small Cap Equity Portfolio" under the section entitled "Other Information about Portfolio Managers" on page 154 of the SAI is hereby amended to reflect the addition of Mr. Gawronski's information. The information listed for Chris T. Blum and Dennis Ruhl remains unchanged.

     OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2004:

                         REGISTERED INVESTMENT   OTHER POOLED
                         COMPANIES               INVESTMENT VEHICLES         OTHER ACCTS
                         ---------------------------------------------------------------------
                         NUMBER     TOTAL        NUMBER                NUMBER
         PORTFOLIO       OF         ASSETS (IN   OF         TOTAL      OF
          MANAGER        ACCOUNTS   MILLIONS)    ACCOUNTS   ASSETS     ACCOUNTS   TOTAL ASSETS
     -----------------------------------------------------------------------------------------
     Glenn Gawronksi          1     $     357         0     $    0          0      $        0

     None of the accounts managed are subject to performance fees.

     PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2004, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

     PORTFOLIO MANAGER       DOLLAR RANGE OF FUND SHARES OWNED
     --------------------    ---------------------------------
     Glenn Gawronksi         None

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.